Land Use Rights (Land Use Rights, Net) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Land Use Rights [Line Items]
Land use rights	$ 3,980	$ 3,980
Less: accumulated amortization	(747)	(660)
Exchange differences	243	182
Land use rights, net	$ 3,476	$ 3,502